REVERSE RECAPITALIZATION AND BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2021
REVERSE RECAPITALIZATION AND BUSINESS COMBINATION
Schedule of Reverse Recapitalization

The number of shares of Common Stock issued immediately following the consummation of the Reverse Recapitalization were as follows:

Number of
shares
Common Stock outstanding at April 1, 2021	49,697,982
Common stock issued through options and warrants exercises between April 1, 2021 and June 25, 2021	8,854,131
Common Stock outstanding prior to the Reverse Recapitalization(1)	58,552,113
Conversion of Redeemable Convertible Preferred Stock(1)	209,529,798
Less: Legacy Payoneer Stock subject to cash out(1)	(36,818,547)
Common Stock attributable to FTOC conversion(2)	77,081,295
Shares attributable to Reverse Recapitalization	308,344,659
Common Stock attributable to PIPE	30,000,000
Total shares of Common Stock as of close of Reverse Recapitalization and PIPE transaction	338,344,659

(1) After the close of the transaction, but prior to December 31, 2021, the Company issued 2,850,098 shares through the exercise of options.

(2) Existing Payoneer Shareholders — represents the number of Company shares issued to Legacy Payoneer stockholders, based on (i) 111,452,020 preferred shares; (ii) 31,143,179 outstanding common shares as of the Closing Date; and (iii) 1,562 RSUs vested at the Closing Date, the sum of which is reduced by 19,584,328 shares that were subject to the cash consideration, and multiplied by the Exchange Ratio of 1.88.

(3) FTAC Olympus Acquisition Corp: based on outstanding shares, as of the Closing Date, of 59,611,310 FTOC Class A ordinary shares (following the redemption of 18,033,066 shares); 5,823,328 FTOC Class B ordinary shares which are not subject to restrictions; and 11,646,656 FTOC Class B ordinary share (the "Founder Shares") which are subject to restriction per section 1.2 of the Sponsor Share Surrender and Share Restriction Agreement. According to such restriction, holders of Founder Shares shall not Transfer, or permit the Transfer of, (a) a number equal to 50% of the Founder Shares, until such time that New Payoneer common stock closing trading price equals or is greater than $15.00 per share for any 20 trading days within any 30 trading days period; and (b) a number equal to 50% of the Founder Shares, until such time that the New Payoneer common stock closing trading price equals or is greater than $17.00 per share for any 20 trading days within any 30 trading days period, subject to certain exemptions.